Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 168,329	$ 155,153	$ 90,139
Securities available-for-sale, at estimated fair value	816,496	1,385,328	983,715
Securities held-to-maturity, net	670,958	179,922	287,671
Loans receivable, net	11,374,012	10,306,786	8,794,211
Loans held-for-sale	9,130	28,233	18,847
Stock in the Federal Home Loan Bank	192,883	150,501	116,813
Accrued interest receivable	45,431	45,144	40,063
Other real estate owned	5,119	8,093	3,081
Office properties and equipment, net	101,929	91,408	60,555
Net deferred tax asset	173,679	150,006	133,526
Bank owned life insurance	116,122	113,941	112,990
Intangible assets	100,342	99,222	39,225
Other assets	32,957	8,837	20,749
Total Assets	13,807,387	12,722,574	10,701,585
Liabilities:
Deposits	8,642,335	8,768,857	7,362,003
Borrowed funds	3,796,112	2,705,652	2,255,486
Advance payments by borrowers for taxes and insurance	75,020	52,707	43,434
Other liabilities	167,272	128,541	73,222
Total liabilities	12,680,739	11,655,757	9,734,145
Commitments and contingencies
Stockholders' equity:
Preferred stock, value	0	0	0
Common stock, value	532	532	532
Additional paid-in capital	538,164	533,858	536,408
Retained earnings	712,671	644,923	561,596
Treasury stock, at cost	(70,676)	(73,692)	(87,375)
Unallocated common stock held by the employee stock ownership plan	(30,133)	(31,197)	(32,615)
Accumulated other comprehensive loss	(23,910)	(7,607)	(11,106)
Total stockholders' equity	1,126,648	1,066,817	967,440
Total liabilities and stockholders' equity	$ 13,807,387	$ 12,722,574	$ 10,701,585